Robinson Alternative Yield Pre-Merger SPAC ETF

Schedule of Investments

July 31, 2024 (Unaudited)

COMMON STOCKS - 79.4%	Shares	Value
Special Purpose Acquisition Companies (SPACs) - 79.4%(a)
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	22,212	$228,895
Alchemy Investments Acquisition Corp. 1 - Class A (b)	765	8,247
Ares Acquisition Corp. II - Class A (b)	25,040	269,180
Arogo Capital Acquisition Corp. - Class A (b)	27,324	300,837
Bannix Acquisition Corp. (b)	21,697	239,426
Bayview Acquisition Corp. - Class A (b)	17,533	180,765
Berenson Acquisition Corp. I - Class A (b)	38,437	407,432
bleuacacia ltd. - Class A (b)	19,105	207,480
BurTech Acquisition Corp. - Class A (b)(c)	2,703	30,233
byNordic Acquisition Corp. - Class A (b)	6,047	68,633
Capitalworks Emerging Markets Acquisition Corp. - Class A (b)	30,182	334,266
CF Acquisition Corp. VII - Class A (b)	20,004	220,344
Churchill Capital Corp. IX - Class A (b)	30,940	310,019
Clean Energy Special Situations Corp. (b)	258	2,740
Coliseum Acquisition Corp. - Class A (b)	3,734	41,074
Concord Acquisition Corp. II - Class A (b)	3,720	39,209
Corner Growth Acquisition Corp. 2 - Class A (b)	4,078	47,876
dMY Squared Technology Group, Inc. - Class A (b)	26,462	284,202
ESH Acquisition Corp. - Class A (b)	37,748	399,374
Focus Impact BH3 Acquisition Co. - Class A (b)	609	7,089
FTAC Emerald Acquisition Corp. - Class A (b)(c)	34,764	381,361
Future Health ESG Corp. (b)	956	10,478
Generation Asia I Acquisition Ltd. - Class A (b)	9,153	103,017
Global Lights Acquisition Corp. (b)	25,000	259,250
Gores Holdings IX, Inc. - Class A (b)	21,900	232,140
GP-Act III Acquisition Corp. - Class A (b)	33,500	335,503
Haymaker Acquisition Corp. 4 - Class A (b)	1,284	13,578
Healthcare AI Acquisition Corp. - Class A (b)(c)	37,530	426,153
Hennessy Capital Investment Corp. VI - Class A (b)	30,000	319,200
IB Acquisition Corp. (b)(c)	30,000	300,300
Inflection Point Acquisition Corp. II - Class A (b)	3,590	38,234
International Media Acquisition Corp. - Class A (b)	7,795	89,331
Investcorp India Acquisition Corp. - Class A (b)	803	9,162
Iron Horse Acquisitions Corp. (b)	31,262	316,215
JVSPAC Acquisition Corp. - Class A (b)	25,909	265,567
Kensington Capital Acquisition Corp. V - Class A (b)	34,776	386,709
Legato Merger Corp. III (b)	192	1,954
Melar Acquisition Corp. I - Class A (b)	25,002	249,270
Metal Sky Star Acquisition Corp. (b)	1,863	21,238
Mountain Crest Acquisition Corp. V (b)	2,927	31,816
Nabors Energy Transition Corp. II - Class A (b)	23,060	244,667
Northern Star Investment Corp. III - Class A (d)	45,040	0
Northern Star Investment Corp. IV - Class A (d)	42,708	0
Onyx Acquisition Co. I - Class A (b)(c)	21,289	240,353
Papaya Growth Opportunity Corp. I - Class A (b)	7,605	85,176
Pearl Holdings Acquisition Corp. - Class A (b)	25,717	284,430
Plum Acquisition Corp. III - Class A (b)	36,365	392,742
PowerUp Acquisition Corp. - Class A (b)	4,488	50,490
Qomolangma Acquisition Corp. (b)	11,792	141,150
Quetta Acquisition Corp. (b)	20,062	207,642
RMG Acquisition Corp. III - Class A (b)	7,673	76,730
Roth CH Acquisition V Co. (b)(c)	7,075	78,320
SilverBox Corp. III - Class A (b)	25,273	269,157
Spark I Acquisition Corp. - Class A (b)	10,184	106,117
Spree Acquisition Corp. 1 Ltd. - Class A (b)	40,000	436,400

Swiftmerge Acquisition Corp. - Class A (b)	19,323	211,877
Target Global Acquisition I Corp. - Class A (b)	23,272	264,370
Trailblazer Merger Corp. I (b)	1,911	20,734
Valuence Merger Corp. I - Class A (b)	291	3,344
Welsbach Technology Metals Acquisition Corp. (b)	35,562	396,516
		10,928,012
TOTAL COMMON STOCKS (Cost $10,685,375)		10,928,012

UNIT INVESTMENT TRUST - 9.1%	Units
Centurion Acquisition Corp. (b)	20,000	200,400
Flag Ship Acquisition Corp. (b)	20,000	202,000
Launch One Acquisition Corp. (b)	25,000	249,000
Lionheart Holdings (b)	15,000	150,000
RF Acquisition Corp. II (b)	20,000	202,800
SIM Acquisition Corp. I (b)	25,000	249,000
TOTAL UNIT INVESTMENT TRUST (Cost $1,250,047)		1,253,200

RIGHTS - 0.2%	Contracts
Special Purpose Acquisition Companies (SPACs) - 0.2%
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00 (b)	16,988	2,203
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00 (b)	24,899	5,729
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (b)	35,000	11,725
TMT Acquisition Corp., Expires 03/27/2028, Exercise Price $10.00 (b)	17,850	6,021
Total Special Purpose Acquisition Companies (SPACs)		25,678
TOTAL RIGHTS (Cost $20,196)		25,678

WARRANTS - 0.1%	Shares
Aetherium Acquisition Corp., Expires 01/28/2028, Exercise Price $11.50 (b)	3,193	100
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50 (b)	546	71
Arogo Capital Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50 (b)	3,915	124
Ault Disruptive Technologies Corp., Expires 06/20/2028, Exercise Price $11.50 (b)	4,942	519
Borealis Foods, Inc., Expires 08/26/2026, Exercise Price $11.50 (b)	2,444	162
BurTech Acquisition Corp., Expires 12/18/2026, Exercise Price $11.50 (b)	6,459	1,679
Canna-Global Acquisition Corp., Expires 02/09/2028, Exercise Price $11.50 (b)	1,211	20
CERo Therapeutics Holdings, Inc., Expires 02/14/2029, Exercise Price $11.50 (b)	355	13
CF Acquisition Corp. VII, Expires 03/15/2026, Exercise Price $11.50 (b)	1,346	114
Electriq Power Holdings, Inc., Expires 07/31/2028, Exercise Price $11.50 (b)	618	0
Envoy Medical, Inc., Expires 09/29/2028, Exercise Price $11.50 (b)	965	48
EVe Mobility Acquisition Corp., Expires 12/31/2028, Exercise Price $11.50 (b)	3,254	273
Finnovate Acquisition Corp., Expires 09/30/2026, Exercise Price $11.50 (b)	554	7
Focus Impact BH3 Acquisition Co., Expires 11/23/2026, Exercise Price $11.50 (b)	3,154	221
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Exercise Price $11.50 (b)	807	125
Getaround, Inc., Expires 03/09/2026, Exercise Price $11.50 (b)	777	10
Golden Arrow Merger Corp., Expires 07/31/2026, Exercise Price $11.50 (b)	691	125
GP-Act III Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	16,750	2,680
Haymaker Acquisition Corp. 4, Expires 09/12/2028, Exercise Price $11.50 (b)	3,891	855
Healthcare AI Acquisition Corp., Expires 12/14/2026, Exercise Price $11.50 (b)	1,467	73
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50 (b)	3,988	497
Investcorp India Acquisition Corp., Expires 06/28/2027, Exercise Price $11.50 (b)	4,724	172
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (b)	24,899	931
Northern Star Investment Corp. IV, Expires 12/31/2027, Exercise Price $11.50 (b)(d)	675	0
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Exercise Price $11.50 (b)	3,904	206
Southport Acquisition Corp., Expires 05/24/2028, Exercise Price $11.50 (b)	4,952	17
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Exercise Price $11.50 (b)	1,619	41
Stardust Power, Inc., Expires 12/31/2027, Exercise Price $11.50 (b)	691	297
Swiftmerge Acquisition Corp., Expires 06/17/2028, Exercise Price $11.50 (b)	3,615	221
Syntec Optics Holdings, Inc., Expires 11/08/2026, Exercise Price $11.50 (b)	217	24
Target Global Acquisition I Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	1,459	223
TG Venture Acquisition Corp., Expires 08/15/2028, Exercise Price $11.50 (b)	2,539	18
Thunder Bridge Capital Partners IV, Inc., Expires 04/30/2028, Exercise Price $11.50 (b)	80	16
Tristar Acquisition I Corp. - Class A, Expires 12/31/2028, Exercise Price $11.50 (b)	998	185
Volato Group, Inc., Expires 12/03/2028, Exercise Price $11.50 (b)	4,276	56
Zalatoris Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	335	11
Zapata Computing Holdings, Inc., Expires 03/23/2028, Exercise Price $11.50 (b)	4,195	251
TOTAL WARRANTS (Cost $20,973)		10,385

SHORT-TERM INVESTMENTS - 14.6%
Investments Purchased with Proceeds from Securities Lending - 1.9%
Mount Vernon Liquid Assets Portfolio, LLC 5.51%(e)	260,600	260,600

Money Market Funds - 12.7%
First American Government Obligations Fund - Class X, 5.23% (e)	1,751,596	1,751,596
TOTAL SHORT-TERM INVESTMENTS (Cost $2,012,196)		2,012,196

TOTAL INVESTMENTS - 103.4% (Cost $13,988,787)		$14,229,471
Liabilities in Excess of Other Assets - (3.4)%		(468,214)
TOTAL NET ASSETS - 100.0%		$13,761,257

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $252,870 which represented 1.8% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Exposure at July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

Robinson Alternative Yield Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,211,462	$3,716,550	$0	$10,928,012
Unit Investment Trust	1,253,200	—	—	1,253,200
Rights	5,730	19,948	—	25,678
Warrants	6,437	3,948	0	10,385
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	260,600
Money Market Funds	1,751,596	—	—	1,751,596
Total Assets	$10,228,425	$3,740,446	$0	$14,229,471

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Common
	Stocks(b)	Warrants(b)	Total
Balance as of April 30, 2024	$0	$0	$0
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer into and/or out of Level 3	—	—	—
Balance as of July 31, 2024	$0	$0	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at July 31, 2024:	$0	$0	$0

(b)	These securities (Northern Star Investment Corp.) are held after the final distribution from the company’s trust account was made to shareholders of record. These securities (Northern Star Investment Corp.) remain outstanding following the distribution as the company’s amended and restated certificate of incorporation allowed shareholders to continue to hold the securities so they could be able to participate in a transaction that the company may potentially enter into in the future. The securities (Northern Star Investment Corp.) are valued at estimated proceeds based on market information of any potential transaction. These securities (Northern Star Investment Corp.) transferred to Level 3 due to the final distribution of trust assets and the use of an estimated proceeds valuation technique.